INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Investments in Joint Ventures (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Oct. 17, 2024
Disclosure of joint ventures [line items]
Carrying value of joint ventures	$ 648	$ 487		$ 561
Impairment of investment in joint venture	40	(60)		192
Statement of profit or loss
Revenue	9,893	5,793		4,582
Finance costs, unwinding of obligations and cash repatriation fee	(220)	(167)		(157)
Interest received	84	100		104
Taxation	(1,102)	(623)		(285)
Profit (loss) for the year	3,174	1,049		(222)
Total comprehensive income (loss) for the year, net of tax	3,245	1,029		(219)
Dividends received from joint venture (attributable)	122	88		180
Statement of financial position
Non-current assets	10,431	10,096	[1],[2]	6,083	[1],[2]
Cash and cash equivalents	2,905	1,425	[1],[2]	964	[1],[2]
Total assets	15,078	13,230	[1],[2]	8,257	[1],[2]
Total liabilities	$ 5,162	$ 4,717	[1],[2]	$ 4,517	[1],[2]
Kibali Jersey Limited | Kibali Goldmines S.A.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary (in percent)	90.00%
Kibali Goldmines S.A.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)	45.00%	45.00%		45.00%
Carrying value of joint ventures	$ 648	$ 487		$ 561
Statement of profit or loss
Revenue	2,314	1,652		1,488
Other operating costs and expenses	(811)	(689)		(682)
Amortisation of tangible and intangible assets	(218)	(197)		(214)
Finance costs, unwinding of obligations and cash repatriation fee	(74)	(80)		(19)
Interest received	5	3		4
Share of profits of equity accounted joint venture	1	1		1
Taxation	(703)	(376)		(185)
Profit (loss) for the year	514	314		393
Total comprehensive income (loss) for the year, net of tax	514	314		393
Dividends received from joint venture (attributable)	122	88		180
Statement of financial position
Non-current assets	2,605	2,537		2,485
Current assets	297	302		215
Cash and cash equivalents	244	89		123
Total assets	3,146	2,928		2,823
Non-current financial liabilities	75	72		55
Other non-current liabilities	480	494		409
Current financial liabilities	692	958		1,023
Other current liabilities	476	347		144
Total liabilities	1,723	1,871		1,631
Net assets	$ 1,423	1,057		1,192
Kibali Jersey Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)	50.00%
Carrying value of joint ventures	$ 648	487		561
Société d’Exploitation des Mines d’Or de Yatela S.A.
Disclosure of joint ventures [line items]
Impairment of investment in joint venture	0	(2)		(1)
The cumulative unrecognised share of losses of the joint ventures:	0	0		2
Société d’Exploitation des Mines d’Or de Yatela S.A. | AngloGold Ashanti (Pty) Ltd
Disclosure of joint ventures [line items]
Sale of proportion of ownership interest in joint venture (percentage)						0.40
Société d’Exploitation des Mines d’Or de Yatela S.A. | IAMGOLD Corporation
Disclosure of joint ventures [line items]
Sale of proportion of ownership interest in joint venture (percentage)						0.40
Group’s share of net assets | Kibali Goldmines S.A.
Disclosure of joint ventures [line items]
Carrying value of joint ventures	712	529		596
Other | Kibali Goldmines S.A.
Disclosure of joint ventures [line items]
Carrying value of joint ventures	$ 64	$ 42		$ 35

[1]	Contingent considerations, which was previously reported as part of trade, other receivables and other assets, is now reported separately on the statement of financial position as a result of a change in presentation policy. The change was made to provide more relevant and reliable information to users of the financial statements given the nature and measurement basis of these receivables. Comparative periods have been reclassified. The increase in contingent considerations from December 2024 is mainly as a result of contingent considerations recognised for the sale of the Doropo and ABC projects of $38m and the sale of MSG of $44m, partly offset by a decrease in the
Gramalote contingent consideration of $8m, resulting from a change in the timing of stage gate payments.

[2]	Comparative periods have been retrospectively revised, where indicated, due to the prior period error in the classification of deferred and current taxation assets and liabilities. Refer to Note 1.4.